Segmented information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segmented information
Other assets (non-current)	$ 17,914	$ 31,085
Mining interests and property, plant and equipment	644,326	593,793
Exploration and evaluation	89,635	86,258	$ 70,135
Revenues	35,478	4,560
Cost of sales	(13,855)	(4,777)
Other operating costs	(46,860)	(29,000)
General and administrative	(28,380)	(27,430)
Impairment of assets	(28,108)	(5,741)
Operating loss	(81,725)	(62,388)
Evaluation and Development Assets
Segmented information
Other assets (non-current)	17,914	31,085
Mining interests and property, plant and equipment	644,326	593,793
Exploration and evaluation	89,635	86,258
Total non-current assets (excluding investments)	751,875	711,136
Canada
Segmented information
Revenues		293
Cost of sales		(224)
Other operating costs	(42,483)	(21,561)
General and administrative	(25,059)	(23,912)
Impairment of assets	(28,108)	(4,894)
Operating loss	(95,650)	(50,298)
Canada | Evaluation and Development Assets
Segmented information
Other assets (non-current)	15,791	10,864
Mining interests and property, plant and equipment	588,776	497,816
Exploration and evaluation	6,091	4,464
Total non-current assets (excluding investments)	610,658	513,144
Mexico | Evaluation and Development Assets
Segmented information
Other assets (non-current)		15,499
Mining interests and property, plant and equipment		32,793
Total non-current assets (excluding investments)		48,292
USA
Segmented information
Revenues	35,478	4,267
Cost of sales	(13,855)	(4,553)
Other operating costs	(4,377)	(7,439)
General and administrative	(3,321)	(3,518)
Impairment of assets		(847)
Operating loss	13,925	(12,090)
USA | Evaluation and Development Assets
Segmented information
Other assets (non-current)	2,123	4,722
Mining interests and property, plant and equipment	55,550	63,184
Exploration and evaluation	83,544	81,794
Total non-current assets (excluding investments)	$ 141,217	$ 149,700